FOLEY & LARDNER LLP                       ATTORNEYS AT LAW

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                                          WRITER'S DIRECT LINE
                                          414.297.5596
                                          pfetzer@foley.com EMAIL

                                          CLIENT/MATTER NUMBER
                                          011060-0101
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:      Optique Funds, Inc. - File Nos. 333-45361 and 811-08627
                  -------------------------------------------------------

Ladies and Gentlemen:

         On behalf of Optique Funds, Inc., a Maryland corporation (the "Company"), we are transmitting for filing pursuant to Rules 472 and 485 under the Securities Act of 1933, as amended, Post-Effective Amendment No. 15 to the Company's Form N-1A Registration Statement (the "Registration Statement"), including exhibits. The prospectus and the statement of additional information that are part of the Registration Statement have each been marked as changed at the beginning and end of the applicable document due to the large number of changes that were made throughout these documents to reflect the liquidation of all but one series of the Company.

         The Company has designated on the facing sheet of Post-Effective Amendment No. 15 that such Post-Effective Amendment become effective 60 days after filing, pursuant to Rule 485(a)(1). The Company is filing Post-Effective Amendment No. 15 pursuant to Rule 485(a)(1) because Post-Effective Amendment No. 15 is the Company's first Post-Effective amendment addressing the summary prospectus rules adopted in Release No. 33-8998 (January 13, 2009).

         Please note that this Post-Effective Amendment No. 15 does not include audited financial statements of the Company, and that the Company will file a post-effective amendment pursuant to Rule 485(b) prior to or on February 28, 2010, which filing will incorporate by reference the audited financial statements of the Company, include the consent of the Independent Registered Public Accounting Firm of the Company, include the type of updating information typical for the filing and respond to any comments that the staff may have.

         Please call the undersigned at (414) 297-5596 should you have any questions regarding this filing.

                                 Very truly yours,

                                 /s/  Peter D. Fetzer

                                 Peter D. Fetzer
Enclosures
cc:      Wendell L. Perkins
         Richard L. Teigen